SCHEDULE OF CONCENTRATION OF RISK (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Concentration Risk [Line Items]
Revenues	$ 43,749	$ 341,241,000	$ 391,035,000	$ 388,852,000
Accounts receivable, trade	12,965		114,714,000		$ 101,133,000
Purchases	28,369	221,279,000	242,690,000	231,834,000
Account payable	$ 1,718		7,772,000		13,398,000
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 59,378	$ 111,482	$ 67,224,000
Percentage of revenues	17.00%	17.00%	29.00%	17.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues			25.00%
Accounts receivable, trade			$ 46,196
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 35,966	$ 96,080	$ 71,301
Percentage of revenues	11.00%	11.00%	25.00%	18.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	10.00%	10.00%	13.00%
Accounts receivable, trade			$ 23,043		15,325
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 95,344	$ 207,562	$ 138,525
Percentage of revenues	28.00%	28.00%	54.00%	35.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	10.00%	10.00%	38.00%
Accounts receivable, trade			$ 69,239		15,325
Supplier A [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	59.00%	59.00%	35.00%	34.00%
Purchases		$ 81,646	$ 67,432	$ 56,255
Supplier B [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	0.00%	0.00%	15.00%
Purchases		$ 476	$ 29,434
Supplier C [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	26.00%	26.00%	5.00%	17.00%
Purchases		$ 35,645	$ 9,118	$ 28,402
Supplier E [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues			1.00%	15.00%
Purchases			$ 2,273	$ 24,220
Supplier F [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	5.00%	5.00%	26.00%	14.00%
Purchases		$ 6,645	$ 49,665	$ 23,154
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	90.00%	90.00%	82.00%	81.00%
Purchases		$ 124,412	$ 157,922	$ 132,031
Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	75.00%	75.00%	55.00%
Account payable			$ 4,919		10,005
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	15.00%	15.00%	25.00%
Account payable			$ 2,194		2,008
Supplier G [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	60.00%	60.00%
Account payable					7,997
Supplier H [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues			18.00%
Account payable			$ 1,622
Customer I [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues			12.00%
Account payable			$ 1,103